Income Tax (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Aug. 16, 2022	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Valuation allowance			$ 200,505	$ 199,988
Effective tax rate		0.00%	(32.48%)	28.61%
Effective statutory tax rate	1.00%	21.00%	21.00%	21.00%